SHARE OPTIONS (Details) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2021	Nov. 30, 2018	Jul. 31, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted share options (in shares)				339,000	798,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Shares issued on exercise of options (in shares)				339,000	798,000	0
Proceeds from stock options exercised				$ 1,900,000	$ 5,800,000
Options settled by cash payment (in shares)				130,000	40,000
Cash payment to settle awards				$ 300,000	$ 200,000
Number of exercisable options (in shares)	0			0	479,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period	5 years	33 months	5 years
Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	12 months		1 year
Award vesting percentage	27.50%		33.33%
Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	24 months		2 years
Award vesting percentage	27.50%
Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	36 months		3 years
Award vesting percentage	45.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted share options (in shares)	1,280,000	180,000	1,170,000
Weighted average exercise price, exercisable options (in dollars per share)	$ 8.05	$ 7.40	$ 8.00	$ 8.05
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate	1.04%	2.78%	0.69%
Expected life (years)	3 years 4 months 24 days	1 year 7 months 6 days	3 years 6 months
Expected volatility	58.42%	38.24%	79.80%
Expected dividend yield	0.00%	0.00%	0.00%
Risk free interest rate range	3 years		3 years
Number of shares vested (in shares)				1,350,000
Number of shares expired or forfeited (in shares)				43,000
Unrecognized stock compensation expense	$ 0			$ 0	$ 0	$ 0
Compensation expense recognized				$ 0	$ 0	$ 400,000
Share price (in dollars per share)	$ 7.07			$ 7.07
Expenses related to options				$ 200,000
Weighted average grant date fair value of options granted (in dollars per share)							$ 1.53	$ 4.06